Business Description and Basis of Presentation (Details)	9 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($) item store	Nov. 30, 2014 item store	Nov. 30, 2013	Nov. 30, 2012	Sep. 11, 2015 USD ($) item
Number of primary business segments | item	2	2
Number of full price retail stores	10
Number of outlet stores	11
Length of fiscal year	364 days	364 days	364 days	364 days
Retail
Number of full price retail stores		10
Number of outlet stores		11
Convertible Notes
Convertible notes face value | $	$ 32,445,000				$ 33,991,000
Subsequent event | Certain operating and intellectual property assets of Joe's brand and business | Completed sale of assets
Number of Purchasers | item					2
Total consideration | $					$ 80,000,000